DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
DEBT
5.	DEBT

A summary of long-term debt is as follows:

	Original Maturity	June 30, 2012			December 31, 2011
(Dollars in thousands)		Interest Rate	Balance	Fair Value	Balance	Fair Value
Revolving Credit Facilities	5/4/2017	2.25%	$40,000	$40,000	$—	$—
11.5% Senior Secured Notes(1)	7/1/2014	11.50%	—	—	302,820	316,260
11.75% Senior Secured Notes(2)	1/15/2019	11.75%	341,298	355,350	—	—
11.75% Secured Notes	1/15/2019	11.75%	271,573	209,111	—	—
8.75% Second Priority Senior Secured Notes(3)	2/1/2019	8.75%	394,802	158,515	394,736	257,063
Second Priority Senior Secured Floating Rate Notes	8/1/2014	4.22%	13,310	9,650	180,216	112,635
11.38% Senior Subordinated Notes	8/1/2016	11.38%	142,500	71,606	300,000	122,550
Chase NMTC Verso Investment Fund LLC
Loan from Verso Paper Finance Holdings LLC	12/29/2040	6.50%	23,305	23,305	23,305	23,305

Total long-term debt			1,226,788	867,537	1,201,077	831,813

(1)	Par value of $315,000 on December 31, 2011.
(2)	Par value of $345,000 on June 30, 2012.
(3)	Par value of $396,000 on June 30, 2012 and December 31, 2011.

We determine the fair value of our long-term debt based on market information and a review of prices and terms available for similar obligations. Our debt is classified as Level 2 within the fair value hierarchy (see also Note 8).

Amounts included in interest expense related to long-term debt and amounts of cash interest payments on long-term debt are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in thousands)	2012	2011	2012	2011
Interest expense	$31,904	$29,954	$62,266	$60,647
Cash interest paid	8,242	2,673	70,514	58,485
Debt issuance cost amortization(1)	1,190	1,182	2,423	2,560

(1)	Amortization of debt issuance cost is included in interest expense.

Revolving Credit Facilities. On May 4, 2012, we entered into new revolving credit facilities consisting of a $150.0 million asset-based loan facility, or “ABL Facility,” and a $50.0 million cash-flow facility, or “Cash Flow Facility.” The revolving credit facilities were used to repay the outstanding indebtedness under the existing $200.0 million revolving credit facility and will be used to provide ongoing working capital and for other general corporate purposes. In connection with the revolving credit facilities, debt issuance costs of approximately $9.8 million were deferred and will be amortized over the life of the credit facilities. The indebtedness under the revolving credit facilities bears interest at a floating rate based on a margin over a base rate or eurocurrency rate. As of June 30, 2012, the weighted-average interest rate on outstanding advances was 2.25%. We are required to pay commitment fees to the lenders in respect of unutilized commitments under the revolving credit facilities and other customary fees. The indebtedness under the ABL Facility and related guarantees are secured by first-priority security interests, subject to permitted liens, in substantially all of Verso Holdings’, Verso Paper Finance Holdings LLC’s, and the subsidiary guarantors’ inventory and accounts receivable, or “ABL Priority Collateral,” and second-priority security interests, subject to permitted liens, in substantially all of their other assets, or “Notes Priority Collateral.” The indebtedness under the Cash Flow Facility and related guarantees are secured, pari passu with the 11.75% senior secured notes due 2019 and related guarantees, by first-priority security interests in the Notes Priority Collateral, and second-priority security interests in the ABL Priority Collateral. The revolving credit facilities will mature on May 4, 2017, unless, on any of the dates that is 91 days prior to the earliest scheduled maturity of any of the second priority senior secured floating rate notes due 2014, the 11.38% senior subordinated notes, or the senior unsecured term loan, an aggregate principal amount in excess of $100.0 million of indebtedness under such existing second-lien notes, subordinated notes or senior unsecured term loan, as applicable, is outstanding, in which case the revolving credit facilities will mature on such earlier date. The ABL Facility had $40.0 million outstanding, $42.3 million in letters of credit issued, and $67.7 million available for future borrowing as of June 30, 2012. The Cash Flow Facility had no outstanding balance, no letters of credit issued, and $50.0 million available for future borrowing as of June 30, 2012.

11.5% Senior Secured Notes due 2014. For the three months ended June 30, 2012, we redeemed $44.4 million aggregate principal amount of its 11.5% senior secured notes due 2014 and recognized losses of $4.6 million on the early retirement of the notes, including the write-off of unamortized debt issuance costs and unamortized discount related to the notes. For the six months ended June 30, 2012, we repurchased and retired $270.6 million and redeemed $44.4 million aggregate principal amount of its 11.5% senior secured notes due 2014 and recognized losses of $34.5 million on the early retirement of the notes, including the write-off of unamortized debt issuance costs and unamortized discount related to the notes. Following these transactions, there are no outstanding 11.5% senior secured notes due 2014.

11.75% Senior Secured Notes due 2019. On March 21, 2012, we issued $345.0 million aggregate principal amount of 11.75% senior secured notes due 2019. The notes bear interest, payable semi-annually, at the rate of 11.75% per year. The notes are guaranteed jointly and severally by each of our subsidiaries, subject to certain exceptions, and the notes and guarantees are senior secured obligations of Verso Holdings and the guarantors, respectively. The indebtedness under the notes and related guarantees are secured, pari passu with the Cash Flow Facility and related guarantees, by first-priority security interests in the Notes Priority Collateral and second-priority security interests in the ABL Priority Collateral. The notes will mature on January 15, 2019.

We used $332.0 million of net proceeds from the notes issuance, after deducting the discount, underwriting fees, and offering expenses, along with $0.6 million of available cash, to repurchase and retire $270.6 million and to redeem $44.4 million aggregate principal amount of its 11.5% senior secured notes due 2014. Debt issuance costs of approximately $9.6 million were deferred and will be amortized over the life of the notes.

11.75% Secured Notes due 2019. On May 11, 2012, we issued $271.6 million aggregate principal amount of 11.75% secured notes due 2019. The notes bear interest, payable semi-annually, at the rate of 11.75% per year. The notes are guaranteed jointly and severally by each of our subsidiaries, subject to certain exceptions, and the notes and guarantees are senior secured obligations of Verso Holdings and the guarantors, respectively. The notes and related guarantees are secured by security interests, subject to permitted liens, in substantially all of Verso Holdings’ and the guarantors’ tangible and intangible assets. The security interests securing the notes rank junior to those securing the obligations under the ABL Facility, the Cash Flow Facility, and the 11.75% senior secured notes due 2019 and rank senior to those securing the second priority senior secured floating rate notes due 2014 and the 8.75% second priority senior secured notes due 2019. The notes will mature on January 15, 2019.

We issued the notes pursuant to two separate exchange offers whereby it (a) issued $166.9 million aggregate principal amount of the notes and paid $5.0 million in cash in exchange for $166.9 million aggregate principal amount of its second priority senior secured floating rate notes due 2014 and (b) issued $104.7 million aggregate principal amount of the notes and paid $17.3 million in cash in exchange for $157.5 million aggregate principal amount of its 11.38% senior subordinated notes due 2016. We recognized a total gain of $26.3 million, net of the write-off of unamortized debt issuance costs, from the exchanges. Following the exchanges, $13.3 million aggregate principal amount of the second priority senior secured floating rate notes and $142.5 million aggregate principal amount of the 11.38% senior subordinated notes remain outstanding. Debt issuance costs of approximately $5.4 million were deferred and will be amortized over the life of the notes.

As of June 30, 2012, we were in compliance with the covenants in our debt agreements.

7.	LONG-TERM DEBT

A summary of long-term debt is as follows:

		December 31, 2011			December 31, 2010
(Dollars in thousands)	Original Maturity	Interest Rate	Balance	Fair Value	Balance	Fair Value
Revolving Credit Facility	8/1/2012	—	$—	$—	$—	$—
11.5% Senior Secured Notes(1)	7/1/2014	11.50%	302,820	316,260	332,135	384,125
9.13% Second Priority Senior Secured Notes	8/1/2014	9.13%	—	—	337,080	347,192
8.75% Second Priority Senior Secured Notes(2)	2/1/2019	8.75%	394,736	257,063	—	—
Second Priority Senior Secured Floating Rate Notes	8/1/2014	4.18%	180,216	112,635	180,216	162,194
11.38% Senior Subordinated Notes	8/1/2016	11.38%	300,000	122,550	300,000	300,750
Chase NMTC Verso Investment Fund LLC
Loan from Verso Paper Finance Holdings LLC	12/29/2040	6.50%	23,305	23,305	23,305	23,305

Total debt			1,201,077	831,813	1,172,736	1,217,566

(1)	Par value of $315,000 on December 31, 2011, and $350,000 on December 31, 2010.
(2)	Par value of $396,000 on December 31, 2011.

We determine the fair value of our long-term debt based on market information and a review of prices and terms available for similar obligations.

Amounts included in interest expense related to long-term debt and amounts of cash interest payments on long-term debt are as follows:

	Year Ended December 31,
(Dollars in thousands)	2011	2010	2009
Interest expense	$120,861	$118,506	$111,263
Cash interest paid	117,043	115,405	90,713
Debt issuance cost amortization(1)	5,036	5,290	5,264

(1)	Amortization of debt issuance cost is included in interest expense.

Revolving Credit Facility. Our $200 million revolving credit facility had no amounts outstanding, $40.8 million in letters of credit issued, and $159.2 million available for future borrowing as of December 31, 2011. The indebtedness under the revolving credit facility bears interest, payable quarterly, at a rate equal to LIBOR plus 3% or prime plus 2% per year. We are required to pay a commitment fee to the lenders in respect of unutilized commitments under the revolving credit facility at a rate equal to 0.5% per year and customary letter of credit and agency fees. The indebtedness under the revolving credit facility is guaranteed jointly and severally by Verso Paper Finance Holdings, LLC (“Verso Finance”) and each of our subsidiaries, subject to certain exceptions, and the indebtedness and guarantees are senior secured obligations of Verso Holdings and the guarantors, respectively. The indebtedness under the revolving credit facility and related guarantees are secured by first priority liens, subject to permitted liens, on substantially all of Verso Holdings’, Verso Finance’s, and the subsidiary guarantors’ tangible and intangible assets. The revolving credit facility matures on August 1, 2012.

On February 17, 2012, we obtained $100.0 million of commitments with respect to the syndication of a new accounts receivable securitization facility and approximately $55.0 million of commitments to provide a new and/or extended revolving facility under our existing senior secured revolving credit facility. The accounts receivable facility will bear interest at an initial rate of LIBOR plus 2.00% and the revolving facility will bear interest at an initial rate of LIBOR plus 4.50%. The terms and conditions of our existing revolving credit facility remain in full force and effect and have not been altered by these new commitments.

11.5% Senior Secured Notes due 2014. In June 2009 and January 2010, we issued $325 million and $25 million, respectively, aggregate principal amount of 11.5% senior secured notes due 2014. On March 14, 2011, we repurchased and retired a total of $35 million aggregate principal amount of the notes. The notes bear interest, payable semi-annually, at the rate of 11.5% per year. The notes are guaranteed jointly and severally by each of our subsidiaries, subject to certain exceptions, and the notes and guarantees are senior secured obligations of Verso Holdings and the guarantors, respectively. The notes and related guarantees are secured by first priority liens, subject to permitted liens, on substantially all of Verso Holdings’ and the guarantors’ tangible and intangible assets. The notes mature on July 1, 2014.

8.75% Second Priority Senior Secured Notes due 2019. On January 26, 2011, and February 10, 2011, we issued $360 million and $36 million, respectively, aggregate principal amount of 8.75% second priority senior secured notes due 2019. The notes bear interest, payable semi-annually, at the rate of 8.75% per year. The notes are guaranteed jointly and severally by each of our subsidiaries, subject to certain exceptions, and the notes and guarantees are senior secured obligations of Verso Holdings and the guarantors, respectively. The notes and related guarantees are secured by second priority liens, subject to permitted liens, on substantially all of Verso Holdings’ and the guarantors’ tangible and intangible assets, excluding securities of Verso Holdings’ affiliates. The notes mature on February 1, 2019.

The net proceeds from the issuance of the 8.75% second priority senior secured notes on January 26, 2011, after deducting the discount, underwriting fees and offering expenses, were $347.8 million. On January 26, 2011, and February 9, 2011, we used a total of $326.1 million of the net proceeds to repurchase and retire a total of $310.5 million aggregate principal amount of its 9.13% second priority senior secured notes due 2014 pursuant to a tender offer. On March 11, 2011, we paid $27.8 million from the remaining net proceeds and available cash to redeem the remaining outstanding $26.6 million aggregate principal amount of its 9.13% second priority senior secured notes due 2014. Following such repurchases and redemption, there are no longer any outstanding 9.13% second priority senior secured notes due 2014, and we recognized a total loss of $22.5 million, including the write-off of unamortized debt issuance costs. The net proceeds from the issuance of the 8.75% second priority senior secured notes on February 10, 2011, including a premium and after deducting the underwriting fees and offering expenses, were $36.1 million. On March 14, 2011, we used these net proceeds to redeem and retire $35 million aggregate principal amount of its 11.5% senior secured notes due 2014. As a result of such repurchase, we recognized a loss of $3.6 million, including the write-off of unamortized debt issuance costs.

Second Priority Senior Secured Floating Rate Notes due 2014. In August 2006, we issued $250 million aggregate principal amount of second priority senior secured floating rate notes due 2014. As of December 31, 2011, we had repurchased and retired a total of $70 million aggregate principal amount of the notes. The notes bear interest, payable quarterly, at a rate equal to LIBOR plus 3.75% per year. As of December 31, 2011, the interest rate on the notes was 4.18% per year. The notes are guaranteed jointly and severally by each of our subsidiaries, subject to certain exceptions, and the notes and guarantees are senior secured obligations of Verso Holdings and the guarantors, respectively. The notes and related guarantees are secured by second priority liens, subject to permitted liens, on substantially all of Verso Holdings’ and the guarantors’ tangible and intangible assets, excluding securities of Verso Holdings’ affiliates. The notes mature on August 1, 2014.

11.38% Senior Subordinated Notes due 2016. In August 2006, we issued $300 million aggregate principal amount of 11.38% senior subordinated notes due 2016. The notes bear interest, payable semi-annually, at the rate of 11.38% per year. The notes are guaranteed jointly and severally by each of our subsidiaries, subject to certain exceptions, and the notes and guarantees are unsecured senior subordinated obligations of Verso Holdings and the guarantors, respectively. The notes mature on August 1, 2016.

Loan from Verso Paper Finance Holdings LLC/ Verso Paper Holdings LLC. On December 29, 2010, Verso Quinnesec REP LLC, an indirect, wholly owned subsidiary, entered into a financing transaction with Chase NMTC Verso Investment Fund, LLC, the “Investment Fund,” a consolidated variable interest entity (see Note 17 — New Market Tax Credit Entities). Under this arrangement, we loaned $23.3 million to Verso Finance, our parent company, pursuant to a 6.5% loan due December 29, 2040, and Verso Finance, in turn, loaned the funds on similar terms to the Investment Fund. The Investment Fund then contributed the loan proceeds to certain community development entities, which, in turn, loaned the funds on similar terms to Verso Quinnesec REP LLC as partial financing for the renewable energy project at our mill in Quinnesec, Michigan.

The payments required under the long-term debt listed above during the years following December 31, 2011, are set forth below:

(Dollars in thousands)
2012	$—
2013	—
2014	495,216
2015	—
2016	300,000
2017 and thereafter	419,305

Total long-term debt	$1,214,521

At December 31, 2011, we were in compliance with the covenants in our debt agreements.